Total
Vident Core U.S. Bond Strategy ETF
VIDENT CORE U.S. BOND STRATEGY ETF
VIDENT CORE U.S. BOND STRATEGY ETF (VBND)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vident Core U.S. Bond Strategy ETF Vident Core U.S. Bond Strategy ETF
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	0.02%	[2]
Net Expenses (as a percentage of Assets)	0.41%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Prospectus, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Vident Core U.S. Bond Strategy ETF | Vident Core U.S. Bond Strategy ETF | USD ($)	42	136	239	540

Please retain this Supplement with your Summary Prospectus.
Vident Core U.S. Equity Fund
VIDENT CORE U.S. EQUITY FUND
VIDENT CORE U.S. EQUITY FUND (VUSE)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vident Core U.S. Equity Fund Vident Core U.S. Equity Fund
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	0.02%	[1]
Net Expenses (as a percentage of Assets)	0.48%
[1]	The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Vident Core U.S. Equity Fund | Vident Core U.S. Equity Fund | USD ($)	49	158	278	626

Please retain this Supplement with your Summary Prospectus.
Vident International Equity Fund
VIDENT INTERNATIONAL EQUITY FUND
VIDENT INTERNATIONAL EQUITY FUND (VIDI)
(the “Fund”)

January 22, 2020

Supplement to the
Summary Prospectus dated January 1, 2020

Effective February 1, 2020, Vident Advisory, LLC, the investment adviser to the Fund, has contractually agreed to waive two basis points (0.02%) of its unified management fee for the Fund until at least January 31, 2021. The fee waiver agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Effective February 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 1 of the Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vident International Equity Fund Vident International Equity Fund
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	0.02%	[1]
Net Expenses (as a percentage of Assets)	0.59%
[1]	The Fund’s investment adviser has agreed to waive two basis points (0.02%) of its management fees for the Fund until at least January 31, 2021. This agreement may only be terminated by or with the consent of the Fund’s Board of Trustees.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Vident International Equity Fund | Vident International Equity Fund | USD ($)	60	193	338	760

Please retain this Supplement with your Summary Prospectus.